Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,037	$ 10,949	$ 10,881	$ 10,432	$ 8,793	$ 9,757	$ 8,786	$ 8,741	$ 8,360	$ 8,307	$ 9,527
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,741	10,731	10,753	10,382	8,816	9,862	8,947	8,970	8,640	8,651	10,000
Class I
Account Value [Line Items]
Account Value	$ 11,883	11,747	11,654	11,138	9,360	10,367	9,313	9,246	8,821	8,746	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,931	10,841	11,278	13,179	9,708	11,929	11,325	10,806	10,517	9,699	9,528
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,638	10,629	11,142	13,126	9,744	12,063	11,537	11,090	10,873	10,094	10,000
Class I
Account Value [Line Items]
Account Value	11,762	11,632	12,066	14,060	10,337	12,675	12,004	11,416	11,082	10,195	10,000
Class I
Account Value [Line Items]
Account Value	$ 13,389	13,961	13,937	15,779	10,813
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 9,988	10,045	9,344
Class I
Account Value [Line Items]
Account Value	$ 8,004	8,029	7,458	10,000
The MSCI World Index Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The MSCI World Index Gross (USD)
Account Value	$ 25,316	20,965	17,598	20,449	14,640	14,159	13,241	11,854	9,973	10,197	10,000
FTSE Global Core Infrastructure 50/50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Index
Account Value	$ 17,276	16,409	16,380	15,803	13,238	14,285	12,267	11,842	10,693	9,744	10,000
Dow Jones Brookfield Global Infrastructure Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Composite Index
Account Value	$ 13,643	13,147	13,042	12,809	10,599	11,761	10,557	10,434	9,741	9,526	10,000
The MSCI World Index Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The MSCI World Index Gross (USD)
Account Value	$ 25,316	20,965	17,598	20,449	14,640	14,159	13,241	11,854	9,973	10,197	10,000
FTSE Global Core Infrastructure 50/50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Index
Account Value	$ 17,276	16,409	16,380	15,803	13,238	14,285	12,267	11,842	10,693	9,744	10,000
Dow Jones Brookfield Global Infrastructure Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Composite Index
Account Value	$ 13,643	13,147	13,042	12,809	10,599	11,761	10,557	10,434	9,741	9,526	10,000
The MSCI World Index Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The MSCI World index Gross (USD)
Account Value	$ 25,316	20,965	17,598	20,449	14,640	14,159	13,241	11,854	9,973	10,197	10,000
FTSE Global Core Infrastructure 50/50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Index
Account Value	$ 17,276	16,409	16,380	15,803	13,238	14,285	12,267	11,842	10,693	9,744	10,000
Dow Jones Brookfield Global Infrastructure Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Composite Index
Account Value	$ 13,643	13,147	13,042	12,809	10,599	11,761	10,557	10,434	9,741	9,526	10,000
MSCI THE WORLD INDEX Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Gross (USD)
Account Value	$ 25,316	20,965	17,598	20,449	14,640	14,159	13,241	11,854	9,973	10,197	10,000
FTSE EPRA/NAREIT Developed Net TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Net TR
Account Value	$ 12,243	11,711	12,270	14,175	10,614	12,673	11,770	11,141	11,118	9,964	10,000
MSCI THE WORLD INDEX Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Gross (USD)
Account Value	$ 25,316	20,965	17,598	20,449	14,640	14,159	13,241	11,854	9,973	10,197	10,000
FTSE EPRA/NAREIT Developed Net TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Net TR
Account Value	$ 12,243	11,711	12,270	14,175	10,614	12,673	11,770	11,141	11,118	9,964	10,000
MSCI THE WORLD INDEX Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Gross (USD)
Account Value	$ 25,316	20,965	17,598	20,449	14,640	14,159	13,241	11,854	9,973	10,197	10,000
FTSE EPRA/NAREIT Developed Net TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Net TR
Account Value	$ 12,243	11,711	12,270	14,175	10,614	$ 12,673	$ 11,770	$ 11,141	$ 11,118	$ 9,964	$ 10,000
The MSCI World Index Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Gross (USD)
Account Value	$ 17,939	14,856	12,470	14,490	$ 10,374
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Account Value	$ 11,464	10,186	10,011
The MSCI World Index Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Account Value	$ 8,523	$ 7,573	$ 7,442	$ 10,000